UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Tax-Free Bond Fund

5.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value

Tax-exempt long-term bonds 100.00%					$479,760,818
(Cost $442,339,914)

Arizona 0.52%					2,491,390

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)	8.200	06-01-21	D	2,150	53,750
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	625	634,800
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,032,500
Phoenix Civic Improvement Corp District,
Rev Cap Apprec Civic Plaza Ser 2005B	Zero	07-01-28	AAA	1,000	770,340

California 22.87%					109,719,205

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	3,000	3,069,420
California, State of,
Gen Oblig Unltd	5.250	11-01-18	A+	3,000	3,183,150
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,084,320
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	5,000	1,714,900
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-19	AAA	30,000	16,906,500
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	21,355,883
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B	5.375	06-01-28	AAA	2,500	2,656,575
Madera, County of,
Rev Cert of Part Valley Childrens Hosp	6.500	03-15-15	AAA	13,185	15,087,990
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,827,542
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,190,960
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	9,130	9,895,276
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A	2,500	2,689,200
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj Ser 1999A (G)	5.750	09-01-23	BB	25	25,581
San Joaquin Hills Transportation Corridor Agency,
Rev Toll Rd Conv Cap Apprec Ser 1997A (Zero
to 01-15-07, then 5.650%) (O)	Zero	01-15-07	B	10,000	9,466,000
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,442,188
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,637,400
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,059,560
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,068,340
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,358,420

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Colorado 0.79%					3,782,230

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB-	7,000	974,470
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	2,807,760

Delaware 0.66%					3,145,980

Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-1(S)	5.750	04-30-15	A3	3,000	3,145,980

Florida 6.50%					31,163,934

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	2,250	2,252,745
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,636,920
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,096,680
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	4,090,940
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,100	1,162,403
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A (G)	8.950	10-01-33	AAA	3,000	3,711,330
Crossings at Fleming Island Community Development
District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,071,000
Hernando, County of,
Rev Criminal Justice Complex Fin	7.650	07-01-16	AAA	500	639,495
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,750	1,886,885
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare	5.750	12-01-32	A	1,000	1,103,690
Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,710,100
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,695,675
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D	6.750	10-01-17	AA	2,200	2,594,152
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj	5.875	10-01-30	AA	1,260	1,348,603
Stoneybrook West Community Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB-	410	437,081
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BB	225	226,310
Tolomato Cmnty Development District,
Rev Spec Assessment (G)	5.400	05-01-37	BB+	1,500	1,499,925

Georgia 4.90%					23,508,610

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,019,340
Georgia Municipal Electric Auth,
Rev Preref Pwr Ser 1993Z	5.500	01-01-20	AAA	150	166,518
Rev Preref Pwr Ser 1998Y	6.500	01-01-17	AAA	60	69,811
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,098,540

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,611,050
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,666,160
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	168,874
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,212,627
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,365,940
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr Corp
Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,129,750

Illinois 3.40%					16,312,245

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev Ser 2004B
(G)	6.750	06-01-22	BBB+	3,000	3,118,170
Chicago O'Hare International Airport,
Rev Third Lien Ser 2005A	5.250	01-01-26	AAA	2,000	2,125,260
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj	5.850	01-15-14	AAA	3,000	3,321,510
Illinois Finance Auth,
Rev Landing at Plymouth Place Proj Ser 2005A
(G)	6.000	05-15-37	BB	1,000	1,027,720
Kane County Community School District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A	Zero	01-01-17	Aaa	4,705	2,891,364
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec Serv Area
No. 1 (G)	6.700	03-01-33	BBB-	1,000	1,058,850
Will County Community Unit School District No. 365,
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	2,769,371

Indiana 0.63%					3,046,120

Vanderburgh County Redevelopment Commission,
Rev Dist Tax Increment	5.000	02-01-26	A-	1,000	1,003,020
Wabash, County of,
Rev Solid Waste Disp Jefferson Smurfit Corp
Proj	7.500	06-01-26	B	2,000	2,043,100

Iowa 0.59%					2,847,750

Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec Ser 2005B	Zero	06-01-34	BBB	3,000	2,847,750

Kansas 0.32%					1,535,325

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB-	1,500	1,535,325

Kentucky 1.75%					8,393,959

Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C	6.100	10-01-21	AAA	5,000	5,649,700
Kentucky State Property & Buildings Commission,
Rev Ref Proj No. 84	5.000	08-01-21	AAA	2,550	2,744,259

Lousiana 0.84%					4,047,703

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B	6.750	06-01-30	Aaa	915	925,513

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Louisiana State Citizens Property Insurance Corp.,
Rev Ins Corp Assessment Ser 2006B	5.000	06-01-21	AAA	3,000	3,122,190

Maryland 1.10%					5,289,280

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	1,000	1,042,440
Municipal Mortgage & Equity, LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,246,840

Massachusetts 6.89%					33,068,167

Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Ser 2005B	5.500	07-01-27	AAA	1,000	1,139,650
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	5,000	5,710,250
Massachusetts Development Finance Agency,
Rev Boston Univ Ser 1999P	6.000	05-15-59	BBB+	1,000	1,143,400
Massachusetts Health & Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,315,395
Rev Ref Partners Healthcare Sys Ser 2001C	5.750	07-01-32	AA-	2,000	2,154,780
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties	8.000	09-01-27	AAA	1,355	1,450,324
Massachusetts School Building Auth,
Rev Dedicated Sales Tax Ser 2005A	5.000	08-15-22	AAA	5,540	5,793,289
Massachusetts Special Obligation Dedicated Tax,
Rev	5.250	01-01-26	AAA	2,000	2,158,000
Massachusetts Water Pollution Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,159
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,127,920

Michigan 0.22%					1,070,360

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,070,360

Minnesota 1.95%					9,358,985

St. Cloud, City of,
Rev Ref St. Cloud Hosp Oblig Group Ser 2000A	5.875	05-01-30	Aaa	2,000	2,151,000
St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,610,835
University of Minnesota,
Rev Ref Ser 1996A	5.500	07-01-21	AA	5,000	5,597,150

Missouri 0.23%					1,105,021

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	AAA	955	1,105,021

Nebraska 0.29%					1,369,548

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,369,548

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Nevada 1.08%					5,204,671

Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.375	01-01-40	B	2,000	2,081,360
Rev Las Ventanas Retirement Proj Ser 2004A (G)	7.000	11-15-34	BB-	3,000	3,098,250
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA	25	25,061

New Hampshire 0.29%					1,370,838

New Hampshire Health & Education Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,370,838

New Jersey 5.10%					24,463,699

Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing Series
1996A (G)(H)	9.875	01-01-21	D	1,100	155,210
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens Ser 1996A	8.500	11-01-16	Aaa	100	104,008
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,121,650
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,414,750
Rev Ref Newark Airport Marriot Hotel	7.000	10-01-14	Ba3	2,000	2,048,620
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	BB	1,120	1,159,771
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.750	06-01-39	BBB	5,000	5,573,900
Rev Asset Backed Bond	6.250	06-01-43	BBB	4,000	4,329,040
New Jersey Transportation Trust Fund Auth,
Rev Ref Trans Sys Ser 2006A	5.500	12-15-23	AA-	5,000	5,556,750

New Mexico 0.95%					4,546,840

Farmington, City of,
Rev Ref Poll Control San Juan PJ-B-Rmkt	4.875	04-01-33	BBB	2,500	2,461,200
Rev Ref Poll Control Tucson Elec Pwr Co
Ser 1997A	6.950	10-01-20	B+	2,000	2,085,640

New York 10.66%					51,128,084

Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys
Ser 1999A	5.350	01-01-12	AAA	510	544,930
Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	3,500	3,792,740
Long Island Power Auth,
Rev Ref Elec Sys Ser 2006A	5.000	12-01-24	AAA	5,000	5,224,150
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001B	5.875	11-01-11	A3	720	754,510
New York City Industrial Development Agency,
Rev American Airlines JFK Intl Arpt	7.625	08-01-25	B-	2,500	2,778,850
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB	2,000	2,097,560
Rev Ref Terminal One Group Assn Proj	5.500	01-01-24	BBB+	1,500	1,584,555
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	399,398
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	375	408,278
Rev Wtr & Swr Sys Ser 1999A	5.500	06-15-32	AAA	2,000	2,123,400

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A (Zero to
11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,025,600
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation
Ser 1993A	5.750	07-01-09	AA-	1,000	1,046,970
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,126,000
Rev Preref Ser 1990B	7.500	05-15-11	AA-	160	179,179
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA-	1,000	1,099,510
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA-	210	234,471
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	9.278	06-15-11	AAA	2,000	2,603,540
New York State Housing Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05-01-11	AAA	2,000	2,239,560
New York State Thruway Auth,
Rev Ref Hwy & Brdg Trust Fd Ser 2005B	5.500	04-01-20	AAA	3,500	3,946,005
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB-	8,700	8,852,598
Suffolk County Industrial Development Agency,
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB-	1,000	989,320
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond (Zero to 7-15-09, then
6.950%) (O)	Zero	07-15-39	AAA	2,000	2,076,960

North Carolina 0.99%					4,752,315

North Carolina Eastern Municipal Power Agency,
Rev Ref Pwr Sys Ser 2003C	5.375	01-01-17	BBB	2,000	2,099,840
North Carolina Municipal Power Agency Number 1,
Rev Catawba Elec Ser 2003A	5.250	01-01-19	AAA	2,500	2,652,475

Ohio 0.64%					3,058,503

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A	5.750	01-01-25	A+	2,500	2,717,650
Student Loan Funding Corp,
Rev Ref Cincinnati Student Loan Sub
Ser 1991B (G)	8.875	08-01-08	BBB-	340	340,853

Oklahoma 0.45%					2,161,320

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B-	2,000	2,161,320

Oregon 0.69%					3,311,286

Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)	7.125	01-01-21	BBB-	3,300	3,311,286

Pennsylvania 2.83%					13,575,728

Allegheny County Industrial Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB	2,500	2,596,100
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)	5.600	07-01-23	BB+	1,000	1,046,210
Carbon County Industrial Development Auth,
Rev Ref Resource Recovery Panther Creek
Partners Proj	6.700	05-01-12	BBB-	4,960	5,394,645

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)	7.000	06-01-26	BB	1,250	1,250,000
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,288,773

Puerto Rico 9.51%					45,634,304

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095	07-01-11	AAA	6,500	7,759,960
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	219,384
Puerto Rico Highway & Transportation Auth,
Rev Ser PA 114 (G)(K)(P)	7.616	01-01-08	AAA	13,130	15,555,111
Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)	5.250	07-01-20	BBB	2,000	2,105,960
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.300	07-01-18	Aaa	2,915	3,226,089
Rev Inverse Floater (P)	8.472	07-01-11	AAA	14,000	16,767,800

Rhode Island 0.22%					1,077,410

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002A (G)	6.875	05-01-22	BB+	1,000	1,077,410

South Carolina 0.66%					3,165,507

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,053,920
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)	7.375	02-01-07	B	1,110	1,111,587

South Dakota 2.25%					10,795,200

South Dakota Educational Enhancement Funding Corp,
Rev Tobacco Settlement Asset Backed Bond
Ser 2002B	6.500	06-01-32	BBB	10,000	10,795,200

Texas 4.59%					21,997,432

Alliance Airport Auth,
Rev Ref Fedex Corp Proj	4.850	04-01-21	BBB	3,000	2,962,020
Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,491,781
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB-	1,000	1,059,210
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB-	1,500	1,750,125
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez Ser 1998A	Zero	09-15-16	AAA	900	565,146
Port Corpus Christi Industrial Development Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BB	2,000	2,089,300
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj Ser 2003B	6.150	08-01-22	BBB-	1,000	1,080,450
Rev Ref TXU Energy Co LLC Proj Ser 2005C	5.200	05-01-28	BBB-	3,750	3,816,900
San Antonio, City of,
Rev Ref Water Sys	5.000	05-15-25	AAA	5,000	5,182,500

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Utah 0.45%					2,139,805

Mountain Regional Water Special Service District,
Rev Spec Assessment Spec Imp Dist No.
2002-1 (G)	7.000	12-01-18	BBB-	930	951,725
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,188,080

Virgin Islands 0.21%					1,026,750

Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)	5.500	07-01-17	BB+	1,000	1,026,750

Virginia 1.23%					5,922,035

Pittsylvania County Industrial Development Auth,
Rev Exempt Facil Ser 1994A (G)	7.550	01-01-19	BB	3,500	3,533,285
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	BB-	5,000	2,388,750

Washington 1.83%					8,781,951

Seattle, Port of,
Rev Northwest Airlines Proj (G)(H)	7.250	04-01-30	D	1,700	1,071,238
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B	7.125	07-01-16	AA-	1,500	1,834,035
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,350	4,731,408
Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,145,270

West Virginia 0.70%					3,348,468

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,697,024
Rev Unref Bal Charleston Area Med Ctr	6.750	09-01-22	A2	600	651,444

Wyoming 0.22%					1,042,860

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC Corp Proj	5.600	12-01-35	BBB-	1,000	1,042,860

Total investments 100.00%					$479,760,818

John Hancock
Tax-Free Bond Fund
Footnotes to Schedule of Investments
May 31, 2006 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where
Standard & Poor's ratings are not available unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K)	Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P)	Represents rate in effect on May 31, 2006.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,392,820 or 1.54% of the Fund's net assets as of
May 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on May 31, 2006, including short-term investments, was $442,339,914.
Gross unrealized appreciation and depreciation of investments aggregated $41,370,165 and $3,949,261, respectively, resulting in net unrealized appreciation of $37,420,904.

Footnotes to Schedule of Investments - Page 1

John Hancock
Tax-Free Bond Fund
Direct Placement Securities
May 31, 2006 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	May 31, 2006

Puerto Rico Highway & Transportation Auth,
Rev Ser PA 114, 7.616%, 01-01-08	04-02-96	$14,925,160	3.24%	$15,555,111

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q3 5/06
7/06

JOHN HANCOCK

High Yield Municipal Bond Fund

5.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value

Tax-exempt long-term bonds 99.92%					$95,494,928
(Cost $90,214,059)

California 13.91%					13,298,791

ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l Schools
Proj (G)	7.375	05-01-18	BB+	1,000	1,022,210
California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	1,000	1,023,140
Chula Vista Industrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,000	1,007,920
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	4,000	699,320
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-18	AAA	7,950	4,715,701
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,044,310
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	2,500	2,709,550
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	5.945	04-23-08	AAA	1,000	1,076,640

Colorado 2.12%					2,025,614

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB-	15,700	2,025,614

Connecticut 1.10%					1,051,030

Connecticut Development Auth,
Rev Ref Poll Control Connecticut Light & Pwr
Ser 1	5.850	09-01-28	BBB	1,000	1,051,030

Delaware 1.12%					1,071,960

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-2 (S)	6.000	04-30-19	A3	1,000	1,071,960

Florida 19.19%					18,335,494

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,001,220
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,151,300
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,584,703
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,337,680
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)	9.125	10-01-11	BBB	1,430	1,511,124
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A (G)	8.950	10-01-33	AAA	1,000	1,237,110

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Crossings at Fleming Island Community Development
District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,071,000
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB-	895	896,307
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr Ser 2001A	6.125	11-15-11	Ba1	1,065	1,140,114
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,156,440
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	855	918,980
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	529,760
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BB+	990	1,030,293
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	BBB-	700	746,053
West Villages Improvement District,
Rev Ref Spec Assessment (G)	5.800	05-01-36	BB	1,000	1,023,410

Georgia 7.31%					6,989,810

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,529,010
Rev Wtr & Waste Wtr (P)	5.673	11-01-19	AAA	5,000	5,460,800

Illinois 3.42%					3,271,105

Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,078,780
Illinois Finance Auth,
Rev Landing at Plymouth Place Proj
Ser 2005A (G)	6.000	05-15-37	BB	625	642,325
Rev Ref Resurrection Health Ser 2005B (P)	3.600	05-15-35	AAA	550	550,000

Indiana 0.77%					731,508

St. Joseph, County of,
Rev Econ Dev Holy Cross Village Notre Dame
Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	239,973
Rev Econ Dev Holy Cross Village Notre Dame
Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	491,535

Iowa 0.25%					237,998

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiativesj
Proj (G)	9.250	07-01-25	BB	200	237,998

Maryland 2.95%					2,822,142

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	800	833,952
Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	996,990
Rev Spec Tax Nat'l Harbor Proj (G)	5.200	07-01-34	BB+	1,000	991,200

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Massachusetts 8.30%					7,934,989

Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy & Allied Hlth
Science	5.750	07-01-33	BBB	1,000	1,047,290
Rev Resource Recovery Ogden Haverhill Proj
Ser 1998B	5.500	12-01-19	BBB	1,700	1,761,829
Massachusetts Health & Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	2,500	3,082,425
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,000	1,080,130
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties	8.000	09-01-27	AAA	900	963,315

Missouri 1.18%					1,128,163

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	AAA	975	1,128,163

Nevada 4.34%					4,146,340

Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.375	01-01-40	B	1,000	1,040,680
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.250	01-01-23	B	1,000	1,040,160
Rev Las Ventanas Retirement Proj Ser 2004A (G)	7.000	11-15-34	BB-	2,000	2,065,500

New Jersey 7.50%					7,168,127

Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing Series
1996A (G)(H)	9.875	01-01-21	D	1,500	211,650
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,414,750
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	BB	1,250	1,294,387
Rev Ref St Peters Univ Hosp Ser 2000A	6.875	07-01-30	BBB+	1,000	1,078,560
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.375	06-01-32	BBB	1,000	1,086,520
Rev Asset Backed Bond	6.250	06-01-43	BBB	1,000	1,082,260

New York 2.24%					2,137,905

New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB	1,500	1,573,170
Port Auth of New York and New Jersey,
Rev Ref Spec Oblig Proj KIAC-4 (G)	6.750	10-01-19	BBB-	555	564,735

Oklahoma 1.13%					1,080,660

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B-	1,000	1,080,660

Oregon 2.94%					2,809,576

Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)	7.125	01-01-21	BBB-	2,800	2,809,576

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Puerto Rico 4.05%					3,873,520

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.300	07-01-18	Aaa	3,500	3,873,520

Rhode Island 0.50%					479,447

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002 (G)	6.875	05-01-22	BB+	445	479,447

South Carolina 1.05%					1,000,000

Lancaster, County of,
Rev Spec Assessment Edenmoor Imp Dist
Ser 2006A (G)(N)	5.750	12-01-37	BB	1,000	1,000,000

Tennessee 1.21%					1,155,910

Johnson City Health & Educational Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,155,910

Texas 5.96%					5,694,594

Alliance Airport Auth,
Rev Ref Fedex Corp Proj	4.850	04-01-21	BBB	1,000	987,340
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB-	150	158,881
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB-	1,000	1,166,750
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo Petroleum Proj	8.000	04-01-28	Ba2	2,100	2,352,063
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,029,560

Utah 0.87%					830,274

Carbon, County of,
Rev Ref Sunnyside Cogeneration Ser 1999A (G)	7.100	08-15-23	BB	700	741,902
Rev Ref Sunnyside Cogeneration Ser 1999B (G)	Zero	08-15-24	BB	290	88,372

Virginia 4.86%					4,648,930

Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care Facil
Ser 2006C (G)	5.375	12-01-26	BB	1,000	1,005,980
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	BB-	5,000	2,388,750
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	BB-	5,000	1,254,200

Washington 1.10%					1,049,611

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	965	1,049,611

Wyoming 0.55%					521,430

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC Corp Proj	5.600	12-01-35	BBB-	500	521,430

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value

Short-term investments 0.08%				$74,000
(Cost $74,000)

Joint Repurchase Agreement	0.08%			74,000

Investment in a joint repurchase agreement
transaction with Bank of America – Dated 5-31-06, due
6-1-06 (secured by U.S. Treasury Inflation Indexed
Bond 2.375%, due 1-15-06 and 3.625%, due 4-15-28 and
U.S. Treasury Inflation Indexed Note 4.250%, due
1-15-06)		4.900	74	74,000

Total investments	100.00%			$95,568,928

John Hancock
High Yield Municipal Bond Fund
Footnotes to Schedule of Investments
May 31, 2006 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where
Standard & Poor's ratings are not available unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(N)	This security having an aggregate value of $1,000,000 or 1.05% of the Fund's total ainvestments, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,026,630 of Atlanta, City of, 5.673%, 11-1-19 has been segregated to cover the when-issued commitments.

(P)	Represents rate in effect on May 31, 2006.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,071,960 or 1.12% of the Fund's total investments as of May 31, 2006.
The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on May 31, 2006, including short-term investments, was $90,288,059.
Gross unrealized appreciation and depreciation of investments aggregated $7,426,020 and $2,145,151, respectively, resulting in net unrealized appreciation of $5,280,869.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q3 5/06
7/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: July 27, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: July 27, 2006